VESSELS HELD FOR SALE (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2023	Nov. 30, 2022
Panamax Vessel
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 16.0
Golden Strength
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels		$ 15.6